PARENTHETICAL DATA TO THE CONSOLIDATED BALANCE SHEETS (USD $) In Millions, except Share data, unless otherwise specified	Jan. 03, 2014	Dec. 28, 2012
Current assets:
Accounts receivable retentions	$ 116.6	$ 114.4
Current liabilities:
Accounts payable and subcontractors payable retentions	$ 29.2	$ 32.3
URS stockholders' equity:
Preferred stock, authorized shares	3,000,000	3,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	200,000,000	200,000,000
Common stock shares issued	89,100,000	88,900,000
Common stock shares outstanding	75,000,000	76,800,000
Treasury stock shares at cost	14,100,000	12,100,000